Property, Plant and Equipment (Details) - Schedule of property and equipment	12 Months Ended
Dec. 31, 2022
Buildings [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment [Line Items]
Average annual depreciation rate in %	2.78%
Leasehold improvements [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment [Line Items]
Average annual depreciation rate in %	6.42%
Machinery and equipments [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment [Line Items]
Average annual depreciation rate in %	14.29%
Facilities [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment [Line Items]
Average annual depreciation rate in %	6.64%
Furniture and appliances [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment [Line Items]
Average annual depreciation rate in %	10.72%
Others [Member]
Property, Plant and Equipment (Details) - Schedule of property and equipment [Line Items]
Average annual depreciation rate in %	20.00%